UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Street

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET FUNDS, INC.

WESTERN ASSET INTERMEDIATE BOND FUND

FORM N-Q

AUGUST 31, 2018

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 37.3%
CONSUMER DISCRETIONARY - 2.4%
Auto Components - 0.1%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	$770,000	$777,964	(a)

Automobiles - 1.1%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	80,000	76,562	(a)
Daimler Finance North America LLC, Senior Notes	2.700%	8/3/20	470,000	465,087	(a)
Daimler Finance North America LLC, Senior Notes	3.350%	5/4/21	2,100,000	2,100,862	(a)
Ford Motor Credit Co. LLC, Senior Notes	8.125%	1/15/20	1,010,000	1,070,341
Ford Motor Credit Co. LLC, Senior Notes	3.200%	1/15/21	200,000	196,498
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	800,000	836,016
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	400,000	376,653
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	160,000	156,461
General Motors Financial Co. Inc., Senior Notes	3.700%	11/24/20	520,000	522,947
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	880,000	865,945
General Motors Financial Co. Inc., Senior Notes	3.700%	5/9/23	1,230,000	1,206,484
Hyundai Capital America, Senior Notes	2.400%	10/30/18	680,000	679,756	(a)

Total Automobiles				8,553,612

Hotels, Restaurants & Leisure - 0.3%
McDonald’s Corp., Senior Notes	2.750%	12/9/20	800,000	796,093
McDonald’s Corp., Senior Notes	3.500%	3/1/27	600,000	587,451
Sands China Ltd., Senior Notes	4.600%	8/8/23	260,000	261,944	(a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	430,000	434,941	(a)

Total Hotels, Restaurants & Leisure				2,080,429

Household Durables - 0.1%
Newell Brands Inc., Senior Notes	3.150%	4/1/21	250,000	246,474
Newell Brands Inc., Senior Notes	3.850%	4/1/23	300,000	294,935
Newell Brands Inc., Senior Notes	4.200%	4/1/26	250,000	241,606

Total Household Durables				783,015

Internet & Direct Marketing Retail - 0.2%
Amazon.com Inc., Senior Notes	3.150%	8/22/27	2,080,000	2,012,972

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Media - 0.6%
21st Century Fox America Inc., Senior Notes	3.000%	9/15/22	$170,000	$167,727
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.579%	7/23/20	300,000	301,025
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	3,300,000	3,374,767
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	160,000	153,518
Comcast Corp., Senior Notes	5.150%	3/1/20	750,000	773,558
Comcast Corp., Senior Notes	3.375%	2/15/25	280,000	273,304
NBCUniversal Enterprise Inc., Senior Notes	1.974%	4/15/19	150,000	149,380	(a)

Total Media				5,193,279

TOTAL CONSUMER DISCRETIONARY				19,401,271

CONSUMER STAPLES - 2.6%
Beverages - 0.8%
Anheuser-Busch InBev Finance Inc., Senior Notes	2.650%	2/1/21	300,000	296,739
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	810,000	804,834
Anheuser-Busch InBev Finance Inc., Senior Notes	3.650%	2/1/26	960,000	941,027
Anheuser-Busch InBev Finance Inc., Senior Notes	4.900%	2/1/46	160,000	164,800
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	810,000	807,641
Diageo Capital PLC, Senior Bonds	4.828%	7/15/20	760,000	784,808
Diageo Capital PLC, Senior Notes	3.500%	9/18/23	2,360,000	2,381,335
Pernod-Ricard SA, Senior Notes	4.450%	1/15/22	520,000	534,825	(a)

Total Beverages				6,716,009

Food & Staples Retailing - 0.1%
Walgreens Boots Alliance Inc., Senior Notes	3.450%	6/1/26	670,000	639,938
Walmart, Inc., Senior Notes	3.700%	6/26/28	320,000	323,642

Total Food & Staples Retailing				963,580

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food Products - 0.9%
Danone SA, Senior Notes	2.077%	11/2/21	$1,840,000	$1,766,701	(a)
Kraft Heinz Foods Co., Secured Notes	4.875%	2/15/25	510,000	520,174	(a)
Kraft Heinz Foods Co., Senior Notes	5.375%	2/10/20	152,000	156,890
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	1,420,000	1,400,671
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	1,110,000	1,014,682
Smithfield Foods Inc., Senior Notes	2.700%	1/31/20	1,150,000	1,133,506	(a)
WM Wrigley Jr. Co., Senior Notes	2.400%	10/21/18	480,000	480,008	(a)
WM Wrigley Jr. Co., Senior Notes	2.900%	10/21/19	560,000	560,177	(a)

Total Food Products				7,032,809

Tobacco - 0.8%
Altria Group Inc., Senior Notes	9.250%	8/6/19	660,000	698,347
Altria Group Inc., Senior Notes	2.850%	8/9/22	50,000	49,116
BAT Capital Corp., Senior Notes	2.764%	8/15/22	1,750,000	1,697,528	(a)
BAT Capital Corp., Senior Notes	3.557%	8/15/27	1,500,000	1,407,482	(a)
Philip Morris International Inc., Senior Notes	1.875%	11/1/19	1,320,000	1,304,335
Reynolds American Inc., Senior Notes	8.125%	6/23/19	980,000	1,020,501
Reynolds American Inc., Senior Notes	3.250%	6/12/20	115,000	114,912

Total Tobacco				6,292,221

TOTAL CONSUMER STAPLES				21,004,619

ENERGY - 5.3%
Energy Equipment & Services - 0.3%
Halliburton Co., Senior Notes	3.800%	11/15/25	740,000	740,198
Petrofac Ltd., Senior Notes	3.400%	10/10/18	1,600,000	1,603,999	(a)

Total Energy Equipment & Services				2,344,197

Oil, Gas & Consumable Fuels - 5.0%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	1,220,000	1,258,837
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	730,000	786,192
Apache Corp., Senior Notes	3.250%	4/15/22	485,000	480,526
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	10,000	10,118
BP Capital Markets PLC, Senior Notes	3.216%	11/28/23	510,000	504,996
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	80,000	80,149
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	500,000	499,293
BP Capital Markets PLC, Senior Notes	3.119%	5/4/26	1,990,000	1,920,152
BP Capital Markets PLC, Senior Notes	3.588%	4/14/27	970,000	964,355
Chevron Corp., Senior Notes	2.954%	5/16/26	1,230,000	1,184,297
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	780,000	751,054
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	850,000	823,785
CNOOC Finance 2015 USA LLC, Senior Notes	4.375%	5/2/28	760,000	774,946

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
CNOOC Nexen Finance 2014 ULC, Senior Notes	4.250%	4/30/24	$430,000	$436,672
Concho Resources Inc., Senior Notes	4.300%	8/15/28	330,000	330,323
Continental Resources Inc., Senior Notes	3.800%	6/1/24	940,000	926,914
Devon Energy Corp., Senior Notes	3.250%	5/15/22	3,280,000	3,235,642
Devon Energy Corp., Senior Notes	5.850%	12/15/25	480,000	528,444
Dominion Energy Inc., Junior Subordinated Notes	2.579%	7/1/20	1,030,000	1,016,418
Ecopetrol SA, Senior Notes	5.375%	6/26/26	2,440,000	2,525,400
Enbridge Energy Partners LP, Senior Notes	9.875%	3/1/19	370,000	381,809
EOG Resources Inc., Senior Notes	4.150%	1/15/26	300,000	308,962
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	1,670,000	1,632,209
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	1,070,000	1,080,182	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	660,000	647,625	(a)
Kerr-McGee Corp., Senior Notes	6.950%	7/1/24	610,000	697,032
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	150,000	150,364
MPLX LP, Senior Notes	4.125%	3/1/27	780,000	765,067
MPLX LP, Senior Notes	4.000%	3/15/28	710,000	686,095
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	70,000	69,753
Occidental Petroleum Corp., Senior Notes	2.700%	2/15/23	330,000	321,532
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	910,000	902,797
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	500,000	479,044
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	580,000	601,008	(a)
Petrobras Global Finance BV, Senior Notes	4.375%	5/20/23	420,000	395,430
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	470,000	461,723
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	390,000	322,238
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	2,040,000	1,995,630	(a)
Petroleos Mexicanos, Senior Notes	4.875%	1/18/24	500,000	491,250
Petroleos Mexicanos, Senior Notes	4.250%	1/15/25	760,000	713,640
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	1,100,000	909,040
Schlumberger Holdings Corp., Senior Notes	3.000%	12/21/20	810,000	808,001	(a)
Shell International Finance BV, Senior Notes	4.375%	3/25/20	470,000	481,332
Shell International Finance BV, Senior Notes	2.250%	11/10/20	1,020,000	1,006,573
Shell International Finance BV, Senior Notes	3.250%	5/11/25	1,550,000	1,531,078
Shell International Finance BV, Senior Notes	2.875%	5/10/26	400,000	383,507
Shell International Finance BV, Senior Notes	4.000%	5/10/46	10,000	9,866

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	$1,620,000	$1,659,802	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	980,000	1,207,355
Williams Cos. Inc., Senior Notes	5.250%	3/15/20	180,000	185,304
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	200,000	223,250

Total Oil, Gas & Consumable Fuels				40,547,011

TOTAL ENERGY				42,891,208

FINANCIALS - 14.1%
Banks - 9.5%
ABN AMRO Bank NV,, Subordinated Notes	4.750%	7/28/25	310,000	314,511	(a)
Banco Santander SA, Senior Notes	3.125%	2/23/23	1,000,000	959,731
Banco Santander SA, Senior Notes	3.800%	2/23/28	200,000	185,535
Banco Santander SA, Senior Notes	4.379%	4/12/28	800,000	775,633
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	3.457%	4/12/23	800,000	803,805	(b)
Bank of America Corp., Senior Notes	2.600%	1/15/19	80,000	80,013
Bank of America Corp., Senior Notes	3.300%	1/11/23	600,000	595,995
Bank of America Corp., Senior Notes	4.100%	7/24/23	930,000	954,349
Bank of America Corp., Senior Notes	4.000%	4/1/24	1,560,000	1,587,055
Bank of America Corp., Senior Notes	3.500%	4/19/26	460,000	448,598
Bank of America Corp., Senior Notes	5.000%	1/21/44	560,000	607,971
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	570,000	555,494	(b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	1,572,000	1,483,048	(b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	1,140,000	1,092,649	(b)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	710,000	714,352
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	320,000	316,811
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,100,000	2,088,686
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	230,000	225,724	(a)
Barclays Bank PLC, Subordinated Notes	10.179%	6/12/21	1,150,000	1,321,591	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	750,000	745,113	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year swap rate+ 1.483%)	4.375%	3/1/33	$560,000	$532,554	(a)(b)
BPCE SA, Senior Notes	3.000%	5/22/22	2,570,000	2,508,179	(a)
Citigroup Inc., Senior Notes	3.300%	4/27/25	1,810,000	1,752,954
Citigroup Inc., Senior Notes	8.125%	7/15/39	34,000	49,076
Citigroup Inc., Senior Notes	4.650%	7/30/45	84,000	85,504
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	1,620,000	1,597,914	(b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	672,387
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	870,000	927,934
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	180,000	177,935
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	4,550,000	4,516,138
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	280,000	271,516
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	116,000	124,125
Cooperatieve Rabobank U.A., Junior Subordinated Notes (11.000% to 6/30/19 then 3 mo. USD LIBOR + 10.868%)	11.000%	6/30/19	665,000	706,562	(a)(b)(c)
Cooperatieve Rabobank U.A., Senior Notes	4.750%	1/15/20	600,000	613,354	(a)
Cooperatieve Rabobank U.A., Senior Notes	4.625%	12/1/23	1,720,000	1,757,273
Cooperatieve Rabobank U.A., Senior Notes	4.375%	8/4/25	1,480,000	1,478,505
Cooperatieve Rabobank U.A., Senior Notes	3.750%	7/21/26	1,500,000	1,434,650
Credit Agricole SA, Junior Subordinated
Notes (8.375% to 10/13/19 then 3 mo. USD LIBOR + 6.982%)	8.375%	10/13/19	670,000	702,234	(a)(b)(c)
Credit Agricole SA, Senior Notes	2.500%	4/15/19	250,000	249,647	(a)
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	660,000	612,762	(a)
HSBC Bank USA N.A., Subordinated Notes	4.875%	8/24/20	290,000	298,646
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	1,190,000	1,190,637
HSBC Holdings PLC, Senior Notes	2.950%	5/25/21	1,640,000	1,623,541
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	700,000	685,734	(b)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	1,570,000	1,597,924	(b)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	430,000	432,026
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	620,000	617,124
ING Bank NV, Senior Notes	2.500%	10/1/19	220,000	218,865	(a)
ING Bank NV, Senior Secured Notes	2.625%	12/5/22	1,000,000	978,765	(a)
ING Bank NV, Subordinated Notes	5.800%	9/25/23	1,110,000	1,181,413	(a)
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	400,000	372,021	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	$390,000	$359,102	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	7/14/27	2,680,000	2,307,224	(a)
Intesa Sanpaolo SpA, Senior Notes	3.875%	1/12/28	550,000	468,658	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,580,000	1,431,422	(a)
JPMorgan Chase & Co., Senior Notes	4.250%	10/15/20	130,000	132,914
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	150,000	147,750
JPMorgan Chase & Co., Senior Notes	3.900%	7/15/25	3,000,000	3,021,706
JPMorgan Chase & Co., Senior Notes (4.005 to 04/23/28 then 3 mo. USD LIBOR + 1.120%)	4.005%	4/23/29	1,180,000	1,168,059	(b)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	490,000	492,554	(b)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	1,790,000	1,780,905
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,485,941
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.950%	3/1/21	535,000	529,795
Nordea Bank AB, Subordinated Notes	4.875%	5/13/21	620,000	638,869	(a)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	330,000	323,919
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	760,000	760,833
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	200,000	200,721	(b)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	1,400,000	1,471,167
Santander UK Group Holdings PLC, Senior Notes	3.571%	1/10/23	590,000	577,807
Santander UK PLC, Senior Notes	2.375%	3/16/20	200,000	197,694
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	1,474,000	1,498,996	(a)
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	250,000	250,863
UBS Group Funding Switzerland AG, Senior Notes	3.491%	5/23/23	3,060,000	3,023,327	(a)
UBS Group Funding Switzerland AG, Senior Notes	4.125%	9/24/25	290,000	291,558	(a)
US Bank NA, Senior Notes	3.150%	4/26/21	380,000	380,689
Wachovia Capital Trust III, Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	10/9/18	2,218,000	2,212,455	(b)(c)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Wells Fargo & Co., Junior Subordinated Notes (5.875% to 6/15/25 then 3 mo. USD LIBOR + 3.990%)	5.875%	6/15/25	$110,000	$116,050	(b)(c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	720,000	673,862
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	1,690,000	1,667,585
Wells Fargo & Co., Subordinated Notes	4.100%	6/3/26	400,000	397,831
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	2,290,000	2,294,673
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	90,000	91,319
Westpac Banking Corp., Senior Notes	2.300%	5/26/20	70,000	69,067
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	390,000	385,453

Total Banks				76,675,331

Capital Markets - 2.7%
Charles Schwab Corp., Senior Notes	3.850%	5/21/25	600,000	611,520
Credit Suisse Group AG, Senior Notes	4.282%	1/9/28	900,000	886,946	(a)
Credit Suisse Group AG, Senior Notes (3.869% to 1/12/28 then 3 mo. USD LIBOR + 1.410%)	3.869%	1/12/29	360,000	344,609	(a)(b)
Credit Suisse NY, Senior Notes	3.625%	9/9/24	2,040,000	2,026,393
Daiwa Securities Group Inc., Senior Notes	3.129%	4/19/22	220,000	216,405	(a)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	10/9/18	91,000	76,722	(b)(c)
Goldman Sachs Group Inc., Senior Notes	2.300%	12/13/19	1,640,000	1,628,162
Goldman Sachs Group Inc., Senior Notes	5.375%	3/15/20	1,180,000	1,219,733
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	1,940,000	2,075,745
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,480,000	1,495,229
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	280,000	279,636
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,350,000	1,287,702
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	130,000	132,548
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	940,000	900,333	(b)
Goldman Sachs Group Inc., Senior Notes
(4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	840,000	833,387	(b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	2,280,000	2,271,228
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	60,000	61,845

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Markets - (continued)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	10/9/18	$6,200,000	$0	*(c)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	3.589%	8/19/65	360,000	0	*(d)(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	30,000	0	*(e)(f)(g)(h)
Morgan Stanley, Senior Notes	7.300%	5/13/19	2,370,000	2,442,906
Morgan Stanley, Senior Notes	5.500%	7/24/20	600,000	625,101
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	2,270,000	2,193,340	(b)

Total Capital Markets				21,609,490

Consumer Finance - 0.4%
American Express Co., Senior Notes	2.650%	12/2/22	1,500,000	1,453,452
American Express Credit Corp., Senior Notes	2.375%	5/26/20	380,000	375,698
Nationwide Building Society (3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	940,000	945,813	(a)(b)
Synchrony Financial	3.000%	8/15/19	430,000	429,381

Total Consumer Finance				3,204,344

Diversified Financial Services - 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.250%	7/1/20	1,540,000	1,560,307
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.500%	5/26/22	210,000	207,004
Banco Nacional de Comercio Exterior SNC, Subordinated Notes (3.800% to 8/11/21 then 5 year Treasury Constant Maturity Rate + 3.000%)	3.800%	8/11/26	660,000	644,332	(a)(b)
CDP Financial Inc.	4.400%	11/25/19	1,270,000	1,295,458	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	2.342%	11/15/20	1,464,000	1,434,579
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	2,300,000	2,229,111
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	2,880,000	3,072,077

Total Diversified Financial Services				10,442,868

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Insurance - 0.1%
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	$170,000	$167,421
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	100,000	98,365
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	390,000	485,550	(a)
Nuveen Finance LLC, Senior Notes	2.950%	11/1/19	220,000	219,854	(a)
Reliance Standard Life Global Funding II, Senior Secured Notes	2.500%	1/15/20	130,000	128,863	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	42,540	(a)

Total Insurance				1,142,593

Thrifts & Mortgage Finance - 0.1%
Stadshypotek AB	1.875%	10/2/19	390,000	385,967	(a)

TOTAL FINANCIALS				113,460,593

HEALTH CARE - 3.2%
Biotechnology - 0.5%
AbbVie Inc., Senior Notes	2.900%	11/6/22	220,000	214,921
AbbVie Inc., Senior Notes	3.600%	5/14/25	510,000	498,913
Amgen Inc., Senior Notes	2.125%	5/1/20	80,000	78,834
Amgen Inc., Senior Notes	3.625%	5/22/24	120,000	120,870
Celgene Corp., Senior Notes	2.250%	8/15/21	330,000	320,223
Celgene Corp., Senior Notes	3.550%	8/15/22	410,000	410,009
Celgene Corp., Senior Notes	3.875%	8/15/25	640,000	632,099
Gilead Sciences Inc., Senior Notes	2.050%	4/1/19	640,000	638,044
Gilead Sciences Inc., Senior Notes	1.850%	9/20/19	540,000	535,127
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	110,000	109,056
Gilead Sciences Inc., Senior Notes	2.500%	9/1/23	700,000	671,192
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	90,000	90,773

Total Biotechnology				4,320,061

Health Care Equipment & Supplies - 0.5%
Abbott Laboratories, Senior Notes	2.350%	11/22/19	252,000	250,390
Abbott Laboratories, Senior Notes	3.400%	11/30/23	1,000,000	997,378
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	870,000	841,671
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	84,000	82,858
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	290,000	288,360
Medtronic Global Holdings SCA, Senior Notes	1.700%	3/28/19	580,000	577,372
Medtronic Inc., Senior Notes	3.125%	3/15/22	210,000	209,216
Medtronic Inc., Senior Notes	3.500%	3/15/25	400,000	400,147

Total Health Care Equipment & Supplies				3,647,392

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Health Care Providers & Services - 1.7%
Aetna Inc., Senior Notes	2.800%	6/15/23	$1,070,000	$1,032,983
Anthem Inc., Senior Notes	3.700%	8/15/21	70,000	70,680
Anthem Inc., Senior Notes	3.125%	5/15/22	330,000	325,910
Anthem Inc., Senior Notes	3.650%	12/1/27	470,000	448,874
Cardinal Health Inc., Senior Notes	2.616%	6/15/22	480,000	461,246
CVS Health Corp., Senior Notes	2.250%	12/5/18	290,000	289,792
CVS Health Corp., Senior Notes	3.350%	3/9/21	260,000	260,394
CVS Health Corp., Senior Notes	4.000%	12/5/23	1,000,000	1,008,921
CVS Health Corp., Senior Notes	4.100%	3/25/25	1,600,000	1,605,365
CVS Health Corp., Senior Notes	3.875%	7/20/25	868,000	857,798
CVS Health Corp., Senior Notes	4.300%	3/25/28	3,070,000	3,052,206
Humana Inc., Senior Notes	3.150%	12/1/22	110,000	108,353
Humana Inc., Senior Notes	2.900%	12/15/22	1,300,000	1,266,516
Humana Inc., Senior Notes	3.950%	3/15/27	1,220,000	1,209,037
Medtronic Global Holdings S.C.A, Senior Notes	3.350%	4/1/27	780,000	768,076
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	350,000	349,129
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	380,000	386,262
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	230,000	228,192
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	190,000	192,229

Total Health Care Providers & Services				13,921,963

Pharmaceuticals - 0.5%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	600,000	596,111
Allergan Funding SCS, Senior Notes	3.800%	3/15/25	1,350,000	1,339,890
Eli Lilly & Co.	2.350%	5/15/22	680,000	665,384
Johnson & Johnson, Senior Notes	2.450%	3/1/26	1,390,000	1,316,538
Merck & Co. Inc., Senior Notes	2.750%	2/10/25	130,000	126,017
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	230,000	212,780

Total Pharmaceuticals				4,256,720

TOTAL HEALTH CARE				26,146,136

INDUSTRIALS - 2.3%
Aerospace & Defense - 0.6%
Boeing Co., Senior Notes	6.000%	3/15/19	780,000	794,273
General Dynamics Corp., Senior Notes	3.750%	5/15/28	1,040,000	1,057,218
Lockheed Martin Corp., Senior Notes	3.350%	9/15/21	190,000	191,372
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	450,000	448,064
Northrop Grumman Corp., Senior Notes	2.550%	10/15/22	580,000	562,725
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	1,350,000	1,288,477
United Technologies Corp., Senior Notes	4.500%	4/15/20	170,000	173,959

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Aerospace & Defense - (continued)
United Technologies Corp., Senior Notes	3.950%	8/16/25	$280,000	$281,860
United Technologies Corp., Senior Notes	4.125%	11/16/28	130,000	130,326

Total Aerospace & Defense				4,928,274

Air Freight & Logistics - 0.1%
United Parcel Service Inc., Senior Notes	2.500%	4/1/23	410,000	397,498

Airlines - 0.0%
Continental Airlines 1999-1 Class A Pass Through Trust, Senior Secured Notes	6.545%	2/2/19	37,627	38,179
Delta Air Lines 2007-1 Class A Pass-Through Trust, Senior Secured Notes	6.821%	8/10/22	266,338	290,642

Total Airlines				328,821

Commercial Services & Supplies - 0.3%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	460,000	452,737
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	1,040,000	1,032,607
Republic Services Inc., Senior Notes	3.200%	3/15/25	750,000	728,874
Waste Management Inc., Senior Notes	3.500%	5/15/24	450,000	448,899

Total Commercial Services & Supplies				2,663,117

Electrical Equipment - 0.3%
Eaton Corp., Senior Notes	2.750%	11/2/22	2,640,000	2,579,579

Industrial Conglomerates - 0.6%
General Electric Co., Senior Notes	5.500%	1/8/20	50,000	51,617
General Electric Co., Senior Notes	5.550%	5/4/20	220,000	228,813
General Electric Co., Senior Notes	4.650%	10/17/21	1,330,000	1,385,397
General Electric Co., Senior Notes	6.875%	1/10/39	1,590,000	2,014,230
General Electric Co., Senior Notes	4.500%	3/11/44	210,000	204,164
General Electric Co., Subordinated Notes	5.300%	2/11/21	1,184,000	1,242,026

Total Industrial Conglomerates				5,126,247

Machinery - 0.1%
John Deere Capital Corp., Senior Notes	2.250%	4/17/19	360,000	359,103

Road & Rail - 0.1%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	100,000	101,025
Union Pacific Corp., Senior Notes	3.950%	9/10/28	450,000	454,603

Total Road & Rail				555,628

Trading Companies & Distributors - 0.1%
Aviation Capital Group LLC, Senior Notes	6.750%	4/6/21	290,000	311,279	(a)
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	790,000	785,981	(a)

Total Trading Companies & Distributors				1,097,260

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation Infrastructure - 0.1%
SMBC Aviation Capital Finance DAC, Senior Notes	4.125%	7/15/23	$710,000	$714,089	(a)

TOTAL INDUSTRIALS				18,749,616

INFORMATION TECHNOLOGY - 2.7%
Internet Software & Services - 0.2%
Tencent Holdings Ltd., Senior Notes	3.375%	5/2/19	450,000	451,142	(a)
Tencent Holdings Ltd., Senior Notes	3.595%	1/19/28	1,200,000	1,142,009	(a) .

Total Internet Software & Services				1,593,151

IT Services - 0.4%
Mastercard, Inc., Senior Notes	3.375%	4/1/24	700,000	703,579
Visa Inc., Senior Notes	2.200%	12/14/20	840,000	828,455
Visa Inc., Senior Notes	3.150%	12/14/25	1,400,000	1,372,975
Visa Inc., Senior Notes	4.300%	12/14/45	320,000	337,487

Total IT Services				3,242,496

Semiconductors & Semiconductor Equipment - 0.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	590,000	546,822
Intel Corp., Senior Notes	3.700%	7/29/25	140,000	142,085

Total Semiconductors & Semiconductor Equipment				688,907

Software - 1.0%
Microsoft Corp., Senior Notes	1.850%	2/6/20	1,280,000	1,266,369
Microsoft Corp., Senior Notes	1.550%	8/8/21	510,000	491,658
Microsoft Corp., Senior Notes	2.400%	2/6/22	740,000	727,516
Microsoft Corp., Senior Notes	2.400%	8/8/26	3,310,000	3,084,515
Microsoft Corp., Senior Notes	3.300%	2/6/27	670,000	664,932
Microsoft Corp., Senior Notes	3.450%	8/8/36	20,000	19,148
Oracle Corp., Senior Notes	2.500%	10/15/22	1,020,000	993,361
salesforce.com Inc., Senior Notes	3.250%	4/11/23	370,000	369,971
salesforce.com Inc., Senior Notes	3.700%	4/11/28	710,000	710,580

Total Software				8,328,050

Technology Hardware, Storage & Peripherals - 1.0%
Apple Inc., Senior Notes	2.000%	11/13/20	170,000	167,147
Apple Inc., Senior Notes	1.550%	8/4/21	290,000	279,081
Apple Inc., Senior Notes	2.400%	5/3/23	1,780,000	1,723,889
Apple Inc., Senior Notes	2.450%	8/4/26	1,170,000	1,089,067
Apple Inc., Senior Notes	3.350%	2/9/27	80,000	79,005
Apple Inc., Senior Notes	2.900%	9/12/27	850,000	808,215

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - (continued)
Dell International LLC/EMC Corp., Senior Secured Notes	3.480%	6/1/19	$1,580,000	$1,585,548	(a)
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	1,950,000	1,984,764	(a)

Total Technology Hardware, Storage & Peripherals				7,716,716

TOTAL INFORMATION TECHNOLOGY				21,569,320

MATERIALS - 2.2%
Chemicals - 0.5%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	1,080,000	1,067,866	(a)
Nutrien Ltd., Senior Notes	6.500%	5/15/19	360,000	368,504
OCP SA, Senior Notes	4.500%	10/22/25	550,000	532,909	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	2,240,000	2,247,275	(a)

Total Chemicals				4,216,554

Metals & Mining - 1.7%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	990,000	940,769	(a)
BHP Billiton Finance USA Ltd., Junior Subordinated Notes (6.750% to 10/20/25 then USD 5 year Swap Rate + 5.093%)	6.750%	10/19/75	1,670,000	1,837,000	(a)(b)
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	40,000	39,575
Corporacion Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	1,310,000	1,250,395	(a)
Freeport-McMoRan Inc., Senior Notes	4.000%	11/14/21	730,000	726,124
Glencore Funding LLC, Senior Notes	2.875%	4/16/20	110,000	108,628	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	1,840,000	1,832,143	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	680,000	639,990	(a)
Southern Copper Corp., Senior Notes	3.500%	11/8/22	1,040,000	1,030,198
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,140,000	1,148,931
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	690,000	759,952
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	2,830,000	3,272,188

Total Metals & Mining				13,585,893

TOTAL MATERIALS				17,802,447

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
WEA Finance LLC/Westfield UK & Europe Finance PLC	2.700%	9/17/19	1,260,000	1,256,248	(a)

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.8%
AT&T Inc., Senior Notes	3.400%	5/15/25	1,070,000	1,018,817
Bharti Airtel Ltd., Senior Notes	4.375%	6/10/25	460,000	435,133	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Diversified Telecommunication Services - (continued)
Telefonica Emisiones SAU, Senior Notes	5.134%	4/27/20	$110,000	$113,375
Telefonica Emisiones SAU, Senior Notes	4.895%	3/6/48	2,270,000	2,171,656
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	840,000	902,310
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	740,000	732,876
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	249,000	242,871
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	170,000	171,249
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	945,126	953,462	(a)

Total Diversified Telecommunication Services				6,741,749

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV, Senior Notes	5.000%	3/30/20	1,090,000	1,117,319
Deutsche Telekom International Finance BV, Senior Notes	2.820%	1/19/22	150,000	146,511	(a)
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	966,875	964,033	(a)
Vodafone Group PLC, Senior Notes	3.750%	1/16/24	1,990,000	1,978,862
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	610,000	607,769

Total Wireless Telecommunication Services				4,814,494

TOTAL TELECOMMUNICATION SERVICES				11,556,243

UTILITIES - 0.9%
Electric Utilities - 0.9%
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	690,000	683,962	(a)
Duke Energy Corp., Senior Notes	2.400%	8/15/22	1,640,000	1,581,376
Duke Energy Corp., Senior Notes	3.150%	8/15/27	60,000	56,422
FirstEnergy Corp., Senior Notes	2.850%	7/15/22	1,780,000	1,733,122
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	1,080,000	1,102,934
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	1,000,000	984,732
Perusahaan Listrik Negara PT, Senior Notes	4.125%	5/15/27	730,000	690,516	(a)
Perusahaan Listrik Negara PT, Senior Notes	5.450%	5/21/28	580,000	602,091	(a)

TOTAL UTILITIES				7,435,155

TOTAL CORPORATE BONDS & NOTES (Cost - $311,344,462)				301,272,856

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 26.3%
U.S. Government Agencies - 1.8%
Federal Home Loan Bank (FHLB) Bonds	2.125%	2/11/20	330,000	327,827
Federal Home Loan Banks (FHLB), Bonds	5.625%	6/11/21	1,910,000	2,056,652

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Government Agencies - (continued)
Federal National Mortgage Association (FNMA), Subordinated Notes	0.000%	10/9/19	$8,690,000	$8,445,306
Tennessee Valley Authority, Senior Notes	3.875%	2/15/21	3,600,000	3,694,395

Total U.S. Government Agencies				14,524,180

U.S. Government Obligations - 24.5%
U.S. Treasury Bonds	2.750%	8/31/23	11,800,000	11,808,297
U.S. Treasury Bonds	3.750%	11/15/43	20,880,000	23,622,131
U.S. Treasury Bonds	2.750%	8/15/47	5,390,000	5,119,447
U.S. Treasury Bonds	3.000%	8/15/48	8,090,000	8,076,885
U.S. Treasury Notes	1.875%	4/30/22	14,020,000	13,608,436
U.S. Treasury Notes	1.875%	8/31/22	870,000	842,048
U.S. Treasury Notes	2.125%	12/31/22	4,370,000	4,261,518
U.S. Treasury Notes	2.000%	6/30/24	68,920,000	66,068,973
U.S. Treasury Notes	2.125%	7/31/24	5,180,000	4,996,272
U.S. Treasury Notes	2.250%	11/15/24	15,890,000	15,404,610
U.S. Treasury Notes	2.125%	11/30/24	11,970,000	11,519,255
U.S. Treasury Notes	2.250%	12/31/24	6,850,000	6,637,409
U.S. Treasury Notes	2.875%	7/31/25	11,140,000	11,191,131
U.S. Treasury Notes	2.750%	8/31/25	8,220,000	8,191,102
U.S. Treasury Notes	2.875%	5/15/28	430,000	430,563
U.S. Treasury Notes	3.125%	5/15/48	5,480,000	5,608,438

Total U.S. Government Obligations				197,386,515

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $213,655,746)				211,910,695

COLLATERALIZED MORTGAGE OBLIGATIONS(i) - 9.9%
280 Park Avenue Mortgage Trust, 2017-280P, A (1 mo. USD LIBOR + 0.880%)	2.943%	9/15/34	2,320,000	2,328,262	(a)(b)
Adjustable Rate Mortgage Trust, 2004-5, 4A1 (12 mo. USD LIBOR + 2.000%)	3.631%	4/25/35	626,511	619,266	(b)
BCAP LLC Trust, 2011-RR5 11A4 (1 mo. USD LIBOR + 0.150%)	2.214%	5/28/36	1,286,689	1,277,370	(a)(b)
BCAP LLC Trust, 2015-RR6 1A2	3.500%	5/26/37	2,285,000	2,167,795	(a)(b)
BX Trust, 2017-IMC A (1 mo. USD LIBOR + 1.050%)	3.113%	10/15/32	2,930,000	2,941,691	(a)(b)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	640,000	644,557
Commercial Mortgage Pass-Through Certificates, 2013-CR12 AM	4.300%	10/10/46	80,000	82,268
Commercial Mortgage Pass-Through Certificates, 2013-CR12 B	4.762%	10/10/46	70,000	72,371	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Commercial Mortgage Pass-Through Certificates, 2013-CR12 C	5.250%	10/10/46	$40,000	$40,332	(b)
Commercial Mortgage Trust, 2013-300P B	4.540%	8/10/30	560,000	579,296	(a)(b)
Commercial Mortgage Trust, 2013-CR13 XA, IO	1.029%	11/10/46	2,529,723	72,656	(b)
Commercial Mortgage Trust, 2014-CR18 XA, IO	1.309%	7/15/47	5,691,642	224,398	(b)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.499%	3/10/47	3,953,907	183,904	(b)
Commercial Mortgage Trust 2014-CCRE19	4.871%	8/10/47	560,000	570,585	(b)
Credit Suisse Mortgage Trust, 2017-LSTK A	2.761%	4/5/33	580,000	572,370	(a)
Credit Suisse Mortgage Trust, 2017-RPL3 A1 (12 mo. USD LIBOR + 2.320%)	4.000%	8/1/57	1,504,124	1,499,970	(a)(b)
Credit Suisse Mortgage Trust, 2018-J1 A2	3.500%	2/25/48	7,290,150	7,133,981	(a)(b)
FDIC Structured Sale Guaranteed Notes, 2010-S2 3A (1 mo. USD LIBOR + 0.700%)	2.776%	12/29/45	279,536	280,181	(a)(b)
Federal Home Loan Mortgage Corp. (FHLMC), 170 B, IO	10.000%	3/1/21	37	1
Federal Home Loan Mortgage Corp. (FHLMC), 4066 PI, IO	3.500%	9/15/31	3,289,185	363,134
Federal Home Loan Mortgage Corp. (FHLMC), 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	4.187%	9/15/42	774,330	105,942	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2014-DN2 M2 (1 mo. USD LIBOR + 1.650%)	3.715%	4/25/24	561,059	568,834	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA2 M2 (1 mo. USD LIBOR + 2.600%)	4.665%	12/25/27	447,966	457,180	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-DNA3 M2 (1 mo. USD LIBOR + 2.850%)	4.915%	4/25/28	1,802,699	1,868,335	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2015-HQA1 M2 (1 mo. USD LIBOR + 2.650%)	4.715%	3/25/28	449,832	457,542	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA1 M2 (1 mo. USD LIBOR + 2.900%)	4.965%	7/25/28	$940,966	$965,175	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 M2 (1 mo. USD LIBOR + 2.000%)	4.065%	12/25/28	1,188,572	1,205,828	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, K712 X1 IO	1.444%	11/25/19	2,469,640	29,143	(b)
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, Q005 A2	3.352%	10/25/33	630,000	610,759
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates, S8FX A2	3.291%	3/25/27	590,000	584,359
Federal National Mortgage Association (FNMA), 2013-73 IA, IO	3.000%	9/25/32	1,518,972	156,248
Federal National Mortgage Association (FNMA) - CAS, 2014-C04 2M2 (1 mo. USD LIBOR + 5.000%)	7.065%	11/25/24	1,417,167	1,603,873	(b)
Federal National Mortgage Association (FNMA) REMIC, 1992-96 B, PO, PAC	0.000%	5/25/22	18	17
Federal National Mortgage Association (FNMA) REMIC, 2012-118 CI, IO	3.500%	12/25/39	1,152,680	121,815
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	2,978,172	2,923,853	(a)(b)
FREMF Mortgage Trust, 2013-KF02 C (1 mo. LIBOR + 4.000%)	6.081%	12/25/45	13,452	13,458	(a)(b)
GE Business Loan Trust 2006-2A	0.511%	11/15/34	553,007	543,472
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	2.450%	8/20/58	715,712	715,226	(b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. USD LIBOR + 0.450%)	2.550%	11/20/60	1,833,527	1,837,238	(b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. USD LIBOR + 0.500%)	2.600%	2/20/61	607,564	608,963	(b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	2.600%	3/20/61	302,153	303,015	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.963%	4/16/53	$3,525,007	$108,198	(b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. LIBOR + 0.350%)	2.450%	12/20/62	1,237,808	1,236,937	(b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.610%	4/16/47	8,389,150	342,479	(b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.957%	6/16/54	5,002,904	256,985	(b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.899%	8/16/54	4,489,518	208,933	(b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.663%	5/16/55	5,326,027	244,006	(b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.757%	8/16/54	6,654,610	302,728	(b)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	240,000	255,336	(b)
GS Mortgage Securities Trust, 2016-GS3 C	4.122%	10/10/49	570,000	561,804	(b)
GS Mortgage Securities Trust, 2018-SRP5 A (1 mo. LIBOR + 1.300%)	3.363%	9/15/31	3,030,000	3,038,690	(a)(b)
GS Mortgage Securities Trust, 2018-SRP5 B (1 mo. LIBOR + 2.500%)	4.563%	9/15/31	2,360,000	2,366,747	(a)(b)
GSGS Mortgage Securities Trust, 2015-7R A (1 mo. USD LIBOR + 0.150%)	2.232%	9/26/37	883,941	863,110	(a)(b)
HarborView Mortgage Loan Trust, 2004-10 4A (6 mo. USD LIBOR + 2.170%)	3.998%	1/19/35	188,559	187,389	(b)
Hospitality Mortgage Trust, 2017-HIT A (1 mo. LIBOR + 0.850%)	2.933%	5/8/30	570,000	571,023	(a)(b)
IMPAC CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	2.565%	5/25/37	1,472,071	1,470,195	(a)(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C15 C	5.252%	11/15/45	160,000	167,486	(b)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.049%	1/15/47	90,000	94,323	(b)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.710%	9/15/47	300,000	293,696	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.441%	7/15/48	654,000	664,956	(b)
JPMBB Commercial Mortgage Securities Trust, 2015-C32 D	4.317%	11/15/48	750,000	616,617	(b)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 C	4.512%	3/15/50	290,000	292,734	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
JPMDB Commercial Mortgage Securities Trust, 2017-C7 A5	3.409%	10/15/50	$1,640,000	$1,612,725
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	5.813%	5/15/28	1,020,000	1,005,487	(a)(b)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	1,459,640	1,446,062	(a)(b)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	4,924,331	4,833,537	(a)(b)
Madison Avenue Mortgage Trust, 2017-330M A	3.294%	8/15/34	630,000	618,315	(a)(b)
Merrill Lynch Mortgage Investors Trust Series MLMI, 2004-A1 2A1	3.750%	2/25/34	304,823	306,809	(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,252,286
Morgan Stanley Bank of America Merrill Lynch Trust, 2016-C31 C	4.462%	11/15/49	570,000	568,488	(b)
Morgan Stanley Capital I Trust, 2016-UB11, A4	2.782%	8/15/49	540,000	510,646
Morgan Stanley Mortgage Loan Trust, 2004-6AR 1A (1 mo. USD LIBOR + 0.900%)	2.965%	7/25/34	201,943	202,152	(b)
MSCG Trust, 2015-ALDR A2	3.577%	6/7/35	1,440,000	1,401,932	(a)(b)
MSCG Trust 2016-SNR, 2016-SNR C	5.205%	11/15/34	459,000	458,335	(a)
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	1,201,478	1,198,875	(a)(b)
New Residential Mortgage Loan Trust, 2017-1A A1	4.000%	2/25/57	1,200,672	1,216,161	(a)(b)
New Residential Mortgage Loan Trust, 2017-3A A1	4.000%	4/25/57	1,302,077	1,325,226	(a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	2,141,104	2,174,398	(a)(b)
Residential Asset Securitization Trust, 2003-A14 A1	4.750%	2/25/19	23,368	21,938
SACO I Trust, 2007-VA1 A	8.995%	6/25/21	222,852	220,799	(a)(b)
Silverstone Master Issuer PLC, 2018-1A 1A (3 mo. USD LIBOR + 0.390%)	2.725%	1/21/70	640,000	640,557	(a)(b)
UBS-Barclays Commercial Mortgage Trust, 2012-C4 D	4.631%	12/10/45	570,000	511,429	(a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	629,830	651,332
VSD LLC	3.600%	12/25/43	318,001	317,906

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(i) - (continued)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR13 A2A (1 mo. USD LIBOR + 0.740%)	2.805%	11/25/34	$644,055	$635,893	(b)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	518,582	517,212	(a)(b)
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 C	3.848%	5/15/48	540,000	518,000	(b)
Wells Fargo Commercial Mortgage Trust, 2016-BNK1 A3	2.652%	8/15/49	1,160,000	1,088,142
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	540,000	518,931
Wells Fargo Commercial Mortgage Trust, 2017-C42 A4	3.589%	12/15/50	1,790,000	1,782,541
Wells Fargo Mortgage Backed Securities Trust, 2004-M A7 (1 Year Treasury Constant Maturity Rate + 2.490%)	4.605%	8/25/34	168,082	174,451	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 C	3.994%	10/15/57	520,000	505,560	(b)
WF-RBS Commercial Mortgage Trust, 2014-C23 XA, IO	0.782%	10/15/57	5,850,941	161,817	(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $81,480,478)				79,876,977

ASSET-BACKED SECURITIES - 9.0%
AccessLex Institute, 2005-A A3 (3 mo. USD LIBOR + 0.400%)	2.735%	7/25/34	1,338,160	1,330,012	(b)
ACIS CLO Ltd., 2015-6A A1 (3 mo. USD LIBOR + 1.590%)	3.933%	5/1/27	690,000	691,003	(a)(b)
American Money Management Corp., CLO XII Ltd., 2013-12A AR (3 mo. USD LIBOR + 1.200%)	3.541%	11/10/30	500,000	500,517	(a)(b)
American Money Management Corp., CLO XI Ltd., 2012-11A, A1R2 (3 mo. USD LIBOR + 1.010%)	3.349%	4/30/31	1,530,000	1,522,524	(a)(b)
Apex Credit CLO Ltd., 2016-1A A2A (3 mo. USD LIBOR + 0.750%)	3.087%	7/27/28	650,000	650,105	(a)(b)
Apidos CLO XXII, 2015-22A A1 (3 mo. USD LIBOR + 1.500%)	3.848%	10/20/27	1,500,000	1,501,401	(a)(b)
Ares XXXIII CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.350%)	3.666%	12/5/25	750,000	751,740	(a)(b)
Avery Point CLO Ltd., 2014-5A AR (3 mo. USD LIBOR + 0.980%)	3.316%	7/17/26	1,250,000	1,249,977	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Avis Budget Rental Car Funding AESOP LLC, 2017-2A A	2.970%	3/20/24	$1,180,000	$1,151,714	(a)
Ballyrock CLO Ltd., 2018-1A A1 (3 mo. USD LIBOR + 1.000%)	3.357%	4/20/31	1,890,000	1,876,830	(a)(b)
Bear Stearns Asset Backed Securities Trust, 2004-SD2 A3 ( 1 year Treasury Constant Maturity Rate + 2.320%)	3.945%	3/25/44	592,581	595,665	(b)
BlueMountain CLO Ltd., 2012-2A AR (3 mo. USD LIBOR + 1.420%)	3.742%	11/20/28	1,250,000	1,251,149	(a)(b)
BlueMountain CLO Ltd., 2015-3A A1R (3 mo. USD LIBOR + 1.000%)	3.348%	4/20/31	1,500,000	1,489,662	(a)(b)
Bowman Park CLO Ltd., 2014-1A AR (3 mo. USD LIBOR + 1.180%)	3.490%	11/23/25	750,000	750,607	(a)(b)
Carlyle US CLO, 2017-2A A1B (3 mo. USD LIBOR + 1.220%)	3.568%	7/20/31	750,000	750,440	(a)(b)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	4.048%	4/20/29	1,250,000	1,254,257	(a)(b)
Cent CLO 24 Ltd., 2015-24A A1R (3 mo. USD LIBOR + 1.07%)	1.070%	10/15/26	1,250,000	1,253,624	(a)(b)
CIFC Funding Ltd., 2014-4A A1R (3 mo. USD LIBOR + 1.380%)	3.716%	10/17/26	500,000	500,291	(a)(b)
Countrywide Asset-Backed Certificates, 2005-8 M4 (1 mo. USD LIBOR + 0.930%)	2.995%	12/25/35	1,470,000	1,485,894	(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	2.213%	11/15/36	837,819	739,489	(b)
CWHEQ Revolving Home Equity Loan Trust Series, 2006-I, 2A (1 mo. USD LIBOR + 0.140%)	2.203%	1/15/37	1,182,066	1,125,887	(b)
DRB Prime Student Loan Trust, 2015-B A1 (1 mo. USD LIBOR + 1.900%)	3.965%	10/27/31	650,713	668,253	(a)(b)
DRB Prime Student Loan Trust, 2015-B A2	3.170%	7/25/31	707,703	705,318	(a)
Dryden 37 Senior Loan Fund, 2015-37A AR (3 mo. USD LIBOR + 1.100%)	3.439%	1/15/31	750,000	750,587	(a)(b)
First Franklin Mortgage Loan Trust, 2003-FF1 A1 (1 mo. USD LIBOR + 1.125%)	3.207%	3/25/33	748,660	736,533	(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	48,659	48,718	(a)
GSAA Home Equity Trust, 2005-8 A4 (1 mo. USD LIBOR + 0.270%)	2.335%	6/25/35	130,467	131,085	(b)
Hertz Vehicle Financing II LP, 2017-1A A	2.960%	10/25/21	3,380,000	3,349,590	(a)
Hertz Vehicle Financing II LP, 2018-1A A	3.290%	2/25/24	3,760,000	3,675,930	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
Hertz Vehicle Financing II LP, 2018-1A B	3.600%	2/25/24	$720,000	$706,736	(a)
KKR CLO 21 Ltd., 2021 A (3 mo. USD LIBOR + 1.000%)	3.345%	4/15/31	1,000,000	994,647	(a)(b)
LCM Ltd. Partnership, 2023-A, A1 (3 mo. USD LIBOR + 1.400%)	3.748%	10/20/29	750,000	756,886	(a)(b)
Magnetite XVIII Ltd., 2016-18A A (3 mo. USD LIBOR + 1.400%)	3.714%	11/15/28	740,000	741,049	(a)(b)
Magnetite XVIII Ltd., 2016-18A C (3 mo. USD LIBOR + 2.350%)	4.664%	11/15/28	500,000	501,004	(a)(b)
Manufactured Housing Contract Trust Pass-Through Certificates Series, 2001-2 IA2 (Auction Rate Security)	5.563%	2/20/32	225,000	225,190	(b)
Manufactured Housing Contract Trust Pass-Through Certificates Series, 2001-2 IIA2 (Auction Rate Security)	5.567%	3/13/32	350,000	350,270	(b)
Morgan Stanley Dean Witter Capital I Inc. Trust, 2003-NC2 M1 (1 mo. USD LIBOR + 1.350%)	3.415%	2/25/33	711,232	709,427	(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	3,253,251	3,269,289	(a)
Navient Student Loan Trust, 2017-3A A3 (1 mo. USD LIBOR + 1.050%)	3.115%	7/26/66	1,580,000	1,618,300	(a)(b)
Navient Student Loan Trust, 2017-5A A (1 mo. USD LIBOR + 0.800%)	2.865%	7/26/66	966,364	978,093	(a)(b)
NCUA Guaranteed Notes, 2010-A1 A (1 mo. USD LIBOR + 0.350%)	2.421%	12/7/20	681,004	682,920	(b)
OHA Loan Funding Ltd., 2015-1A AR (3 mo. USD LIBOR + 1.410%)	3.724%	8/15/29	500,000	505,010	(a)(b)
Option One Mortgage Loan Trust, 2005-2 M1 (1 mo. USD LIBOR + 0.660%)	2.725%	5/25/35	1,182,961	1,188,011	(b)
OZLM VII Ltd., 2014-7RA A2R (3 mo. USD LIBOR + 1.600%)	3.936%	7/17/29	1,250,000	1,249,969	(a)(b)
OZLM XII Ltd., 2015-12A A1 (3 mo. USD LIBOR + 1.450%)	3.789%	4/30/27	1,250,000	1,250,402	(a)(b)
Prosper Marketplace Issuance Trust Series, 2017-3A A	2.360%	11/15/23	726,701	726,404	(a)
SLM Private Credit Student Loan Trust, 2002-A A2 (3 mo. USD LIBOR + 0.550%)	2.891%	12/16/30	951,176	949,733	(b)
SLM Private Credit Student Loan Trust, 2006-BW A5 (3 mo. USD LIBOR + 0.200%)	2.541%	12/15/39	3,368,057	3,302,283	(b)
SLM Student Loan Trust, 2003-4 A5A (3 mo. USD LIBOR + 0.750%)	3.091%	3/15/33	642,975	643,796	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
ASSET-BACKED SECURITIES - (continued)
SLM Student Loan Trust, 2003-4 A5E (3 mo. USD LIBOR + 0.750%)	3.091%	3/15/33	$1,308,379	$1,310,050	(a)(b)
SLM Student Loan Trust, 2006-10 A6 (3 mo. USD LIBOR + 0.150%)	2.485%	3/25/44	7,500,000	7,326,790	(b)
Small Business Administration Participation Certificates, 2017-10B 1	2.518%	9/10/27	553,926	538,309
TCI-Flatiron CLO Ltd., 2016-1A A (3 mo. USD LIBOR + 1.550%)	3.886%	7/17/28	1,000,000	1,002,211	(a)(b)
TCI-Symphony CLO Ltd., 2016-1A B1 (3 mo. USD LIBOR + 1.800%)	4.137%	10/13/29	750,000	750,753	(a)(b)
Towd Point Mortgage Trust, 2017-4 A1	2.750%	6/25/57	2,126,092	2,086,511	(a)(b)
Towd Point Mortgage Trust, 2017-6 A1	2.750%	10/25/57	1,527,823	1,496,925	(a)(b)
Venture XXIV CLO Ltd., 2016-24A A1D (3 mo. USD LIBOR + 1.420%)	3.768%	10/20/28	500,000	500,257	(a)(b)
Voya CLO Ltd., 2015-1A A1R (3 Month USD LIBOR + 0.900%)	3.233%	1/18/29	500,000	498,700	(a)(b)
Voya CLO Ltd., 2017-2A A2A (3 mo. USD LIBOR + 1.710%)	4.049%	6/7/30	750,000	753,550	(a)(b)
Whitehorse XII Ltd., 2018-12A A (3 mo. USD LIBOR + 1.25%)	3.676%	10/15/31	820,000	818,770	(a)(b)(j)
Zais CLO 2 Ltd., 2014-2A A1BR	2.920%	7/25/26	1,250,000	1,236,149	(a)
Zais CLO 5 Ltd., 2016-2A A1 (3 mo. USD LIBOR + 1.530%)	3.869%	10/15/28	500,000	500,276	(a)(b)

TOTAL ASSET-BACKED SECURITIES (Cost - $72,113,346)				72,657,472

MORTGAGE-BACKED SECURITIES - 7.5%
FHLMC - 2.1%
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/47	1,100,000	1,094,285	(k)
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	7/1/47-8/1/47	2,440,514	2,495,142
Federal Home Loan Mortgage Corp. (FHLMC), Gold	4.000%	9/1/48	12,900,000	13,142,883	(k)

Total FHLMC				16,732,310

FNMA - 4.6%
Federal National Mortgage Association (FNMA)	9.500%	4/15/21	1,133	1,172
Federal National Mortgage Association (FNMA) (12 mo. USD LIBOR + 1.431%)	3.621%	5/1/43	1,785,747	1,835,989	(b)
Federal National Mortgage Association (FNMA)	3.500%	7/1/43-3/1/57	8,334,967	8,292,838

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.000%	4/1/47-6/1/57	$21,623,273	$22,046,207
Federal National Mortgage Association (FNMA)	4.000%	9/1/48	1,300,000	1,323,818	(k)
Federal National Mortgage Association (FNMA)	3.500%	9/1/48-10/1/48	3,600,000	3,579,305	(k)

Total FNMA				37,079,329

GNMA - 0.8%
Government National Mortgage Association (GNMA) II	3.000%	9/20/47-11/20/47	2,868,433	2,808,727
Government National Mortgage Association (GNMA) II	5.000%	11/20/47-6/20/48	497,395	523,452
Government National Mortgage Association (GNMA) II	3.000%	9/20/48	3,200,000	3,130,500	(k)
Government National Mortgage Association (GNMA) II	5.000%	9/20/48-10/20/48	400,000	419,692	(k)

Total GNMA				6,882,371

TOTAL MORTGAGE-BACKED SECURITIES (Cost - $61,292,195)				60,694,010

SOVEREIGN BONDS - 4.8%
Brazil - 0.1%
Brazilian Government International Bond, Senior Notes	4.875%	1/22/21	480,000	485,040

Canada - 0.4%
Province of Ontario Canada, Senior Notes	4.400%	4/14/20	1,440,000	1,476,253
Province of Quebec Canada, Notes	2.625%	2/13/23	1,400,000	1,374,480

Total Canada				2,850,733

Colombia - 0.3%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	1,210,000	1,179,448
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	920,000	1,002,800

Total Colombia				2,182,248

Indonesia - 0.5%
Indonesia Government International Bond, Senior Notes	5.875%	3/13/20	240,000	250,425	(l)
Indonesia Government International Bond, Senior Notes	5.875%	1/15/24	479,000	517,493	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	200,000	193,013	(a)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Indonesia - (continued)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	$200,000	$206,391	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	2,730,000	2,817,240	(l)

Total Indonesia				3,984,562

Kazakhstan - 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	1,270,000	1,303,505	(a)

Kuwait - 0.3%
Kuwait International Government Bonds, Senior Notes	3.500%	3/20/27	2,170,000	2,149,038	(a)

Mexico - 0.8%
Mexico Government International Bond, Senior Notes	4.000%	10/2/23	3,020,000	3,031,400
Mexico Government International Bond, Senior Notes	3.600%	1/30/25	1,340,000	1,307,840
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	2,640,000	2,529,120

Total Mexico				6,868,360

Panama - 0.3%
Panama Government International Bond, Senior Notes	6.700%	1/26/36	930,000	1,164,825
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,240,000	1,252,400

Total Panama				2,417,225

Peru - 0.3%
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,020,000	2,580,550
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	50,000	59,925

Total Peru				2,640,475

Poland - 0.4%
Republic of Poland Government International Bond, Senior Notes	5.125%	4/21/21	1,380,000	1,448,241
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	1,870,000	1,911,798

Total Poland				3,360,039

Russia - 0.6%
Russian Foreign Bond - Eurobond, Senior Notes	4.500%	4/4/22	200,000	202,349	(l)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Russia - (continued)
Russian Foreign Bond - Eurobond, Senior Notes	4.875%	9/16/23	$800,000	$819,944	(a)
Russian Foreign Bond - Eurobond, Senior Notes	7.500%	3/31/30	253,205	277,784	(l)
Russian Foreign Bond - Eurobond, Senior Notes	7.500%	3/31/30	80,100	87,875	(a)
Russian Foreign Bond - Eurobond, Senior Notes	5.625%	4/4/42	2,200,000	2,283,351	(l)
Russian Foreign Bond - Eurobond, Senior Notes	5.875%	9/16/43	1,400,000	1,497,555	(l)

Total Russia				5,168,858

Saudi Arabia - 0.2%
Saudi Government International Bonds, Senior Notes	2.875%	3/4/23	1,970,000	1,901,050	(a)

United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	2,100,000	2,028,810	(a)

Uruguay - 0.2%
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	1,240,000	1,265,730

TOTAL SOVEREIGN BONDS (Cost - $39,331,375)				38,605,673

U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.5%
U.S. Notes, Treasury Inflation Indexed	0.375%	7/15/27	1,874,855	1,817,437
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	1,319,101	1,463,936
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	1,209,224	1,167,972

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $4,322,480)				4,449,345

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.1%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.1%
Eurodollar 1-Year Mid Curve Futures, Call @ $97.13	12/14/18	245	612,500	61,250
Eurodollar 1-Year Mid Curve Futures, Call @ $97.38	12/14/18	187	467,500	19,869
U.S. Treasury 10-Year Notes Futures, Call @ $120.25	9/21/18	99	99,000	38,672
U.S. Treasury 10-Year Notes Futures, Call @ $120.50, Call	9/21/18	98	98,000	27,562

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT	VALUE
EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
U.S. Treasury 10-Year Notes Futures, Call @ $123.00	9/21/18	86	$86,000	$1,344
U.S. Treasury 10-Year Notes Futures, Put @ $119.75	9/21/18	152	152,000	26,125
U.S. Treasury 5-Year Notes Futures, Call @ $113.50	9/21/18	402	402,000	81,656
U.S. Treasury 5-Year Notes Futures, Put @ $113.00	9/21/18	51	51,000	4,383
U.S. Treasury Long-Term Bonds Futures, Call @ $144.00	9/21/18	50	50,000	48,437
U.S. Treasury Long-Term Bonds Futures, Call @ $144.50	9/21/18	50	50,000	36,719
U.S. Treasury Long-Term Bonds Futures, Call @ $145.00	9/21/18	124	124,000	65,875
U.S. Treasury Long-Term Bonds Futures, Call @ $145.50	9/21/18	25	25,000	9,375

TOTAL PURCHASED OPTIONS (Cost - $558,479)				421,267

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $784,098,561)				769,888,295

	RATE		SHARES
SHORT-TERM INVESTMENTS - 6.5%
Western Asset Government Cash Management Portfolio LLC (Cost - $52,092,985)	1.980%		52,092,985	52,092,985	(m)

TOTAL INVESTMENTS - 101.9% (Cost - $836,191,546)				821,981,280
Liabilities in Excess of Other Assets - (1.9)%				(14,962,281)

TOTAL NET ASSETS - 100.0%				$807,018,999

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	The coupon payment on these securities is currently in default as of August 31, 2018.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of August 31, 2018.

(i)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Securities traded on a when-issued or delayed delivery basis.

(k)	This security is traded on a to-be-announced (“TBA”) basis. At August 31, 2018, the Fund held TBA securities with a total cost of $22,598,638.

(l)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer or a company which is under common ownership or control. At August 31, 2018, the total market value of investments in Affiliated Companies was $52,092,985 and the cost was $52,092,985 (Note 2).

Abbreviations used in this schedule:

CAS	— Connecticut Avenue Securities
CLO	— Collateral Loan Obligation
CTFS	— Certificates
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

SCHEDULE OF WRITTEN OPTIONS
EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT	VALUE
Eurodollar 1-Year Mid Curve Futures, Call	12/14/18	$97.50	490	$1,225,000	$33,687
Eurodollar 2-Year Mid Curve Futures, Call	12/14/18	97.38	187	467,500	24,544
U.S. Treasury 10-Year Notes Futures, Call	9/21/18	122.00	173	173,000	8,109
U.S. Treasury 10-Year Notes Futures, Call	9/21/18	121.00	150	150,000	21,094
U.S. Treasury 10-Year Notes Futures, Call	9/21/18	121.50	148	148,000	11,562
U.S. Treasury 10-Year Notes Futures, Put	9/21/18	119.25	204	204,000	15,937
U.S. Treasury 10-Year Notes Futures, Put	9/21/18	117.50	148	148,000	2,313
U.S. Treasury 10-Year Notes Futures, Put	9/21/18	119.00	50	50,000	2,344
U.S. Treasury 10-Year Notes Futures, Put	9/21/18	118.00	38	38,000	594
U.S. Treasury 5-Year Notes Futures, Call	9/21/18	114.50	198	198,000	6,188
U.S. Treasury 5-Year Notes Futures, Call	9/21/18	114.00	99	99,000	7,734
U.S. Treasury 5-Year Notes Futures, Call	11/23/18	114.50	74	74,000	13,875
U.S. Treasury 5-Year Notes Futures, Put	9/21/18	112.00	198	198,000	1,547
U.S. Treasury Long-Term Bonds Futures, Call	9/21/18	146.00	124	124,000	34,875
U.S. Treasury Long-Term Bonds Futures, Call	9/21/18	120.75	98	98,000	19,906
U.S. Treasury Long-Term Bonds Futures, Call	9/21/18	147.00	72	72,000	10,125
U.S. Treasury Long-Term Bonds Futures, Call	9/21/18	147.50	50	50,000	4,688
U.S. Treasury Long-Term Bonds Futures, Put	9/21/18	139.00	99	99,000	3,094

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $461,223)					$222,216

At August 31, 2018, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day EuroDollar	1,339	12/19	$325,153,873	$324,858,138	$(295,735)
90-Day EuroDollar	432	6/20	105,163,303	104,819,400	(343,903)
90-Day EuroDollar	55	3/21	13,397,412	13,348,500	(48,912)
U.S. Treasury 2-Year Notes	623	12/18	131,661,081	131,676,891	15,810
U.S. Treasury 5-Year Notes	1,825	12/18	206,927,966	206,952,149	24,183
U.S. Treasury Ultra Long-Term Bonds	64	12/18	10,226,115	10,196,000	(30,115)

					(678,672)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
90-Day EuroDollar	197	9/18	$48,143,930	$48,090,162	$53,768
90-Day EuroDollar	193	12/18	47,267,565	46,988,262	279,303
90-Day EuroDollar	80	3/19	19,549,896	19,448,000	101,896
U.S. Treasury 10-Year Notes	958	12/18	115,269,628	115,214,468	55,160
U.S. Treasury 10-Year Ultra Long-Term Bonds	56	12/18	7,184,672	7,170,625	14,047
U.S. Treasury Long-Term Bonds	922	12/18	132,910,607	132,969,687	(59,080)

					445,094

Net unrealized depreciation on open futures contracts					$(233,578)

At August 31, 2018, the Fund had the following open swap contracts:

	CENTRALLY CLEARED INTEREST RATE SWAPS
	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
	$17,784,000	5/31/22	3-Month LIBOR quarterly	2.250% semi-annually	$27,554	$(420,657)
	73,474,000	9/19/23	3-month LIBOR quarterly	Daily U.S. Federal Funds Intraday Effective Rate quarterly+ 0.36375% quarterly	—	159,947
	3,802,000	11/15/43	2.950% semi-annually	3-month LIBOR quarterly	107,470	(67,397)

Total	$95,060,000				$135,024	$(328,107)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Markit CDX.NA.IG.30 Index	$3,340,000	6/20/23	1.000% quarterly	$59,234	$51,357	$7,877

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE BOND FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2018

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

Abbreviations used in this table:

LIBOR	— London Interbank Offered Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$113,460,593	$0	*	$113,460,593
Other Corporate Bonds & Notes	—	187,812,263	—		187,812,263
U.S. Government & Agency Obligations	—	211,910,695	—		211,910,695
Collateralized Mortgage Obligations	—	79,876,977	—		79,876,977
Asset-Backed Securities	—	72,657,472	—		72,657,472
Mortgage-Backed Securities	—	60,694,010	—		60,694,010
Sovereign Bonds	—	38,605,673	—		38,605,673
U.S. Treasury Inflation Protected Securities	—	4,449,345	—		4,449,345
Purchased Options	$421,267	—	—		421,267

Total Long-Term Investments	421,267	769,467,028	0	*	769,888,295

Short-Term Investments†	—	52,092,985	—		52,092,985

Total Investments	$421,267	$821,560,013	$0	*	$821,981,280

Other Financial Instruments:
Futures Contracts	544,167	—	—		544,167
Centrally Cleared Interest Rate Swaps	—	159,947	—		159,947
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	7,877	—		7,877

Total Other Financial Instruments	$544,167	$167,824	—		$711,991

Total	$965,434	$821,727,837	—		$822,693,271

Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$777,745	—	—	$777,745
Written Options	222,216	—	—	222,216
Centrally Cleared Interest Rate Swaps	—	$488,054	—	488,054

Total	$999,961	$488,054	—	$1,488,015

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

2. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The Fund may invest in Western Asset Government Cash Management Portfolio, LLC (“Cash Management Portfolio”), an affiliated private money market fund managed by Western Asset Management Company, LLC, the Fund’s subadviser. Cash Management Portfolio is available as a cash management vehicle for certain proprietary investment companies affiliated with Legg Mason, Inc. While Cash Management Portfolio is not a registered money market fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Based on the Fund’s relative ownership, the following companies were considered affiliated companies for all or some portion of the period ended August 31, 2018. The following transactions were effected in shares of such companies for the period ended August 31, 2018.

	Affiliate Value at May 31, 2018	Purchased		Sold		Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2018
		Cost	Shares	Cost	Shares
Western Asset Government Cash Management Portfolio LLC	—	$134,292,985	134,292,985	$82,200,000	82,000,000	—	$91,049	—	$52,092,985

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 26, 2018

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 26, 2018